JOSE J. DEL REAL 312-609-7639 jdelreal@vedderprice.com

January 8, 2010

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”); File No. 811-08004

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-163870) relating to the issuance of shares of beneficial interest in connection with the reorganizations of the following funds (the “Funds”), each a series of the Registrant:

Acquired Fund		Acquiring Fund
Aston Growth Fund	into	Aston/Montag & Caldwell Growth Fund
Aston Balanced Fund	into	Aston/Montag & Caldwell Balanced Fund

In addition, shareholders of the Funds will vote (1) to approve a new investment advisory agreement; (2) to approve an amendment to the By-Laws of the Registrant; and (3) to elect ten trustees to the Registrant’s Board of Trustees.

This pre-effective amendment to the Registration Statement on Form N-14 incorporates the audited financial statements for the fiscal year ended October 31, 2009 for the Funds and all related financial information in connection with the reorganizations.

It is currently expected that a special meeting of shareholders of the Funds will be held on or about March 15, 2010. Accordingly, we plan to mail the proxy materials to each Fund’s shareholders on or about January 18, 2010. Accordingly, the Registrant is seeking effectiveness of its Registration Statement on Form N-14 on January 15, 2010 or as soon as practicable thereafter.

Securities and Exchange Commission

January 8, 2010

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7639.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real

JDR/srt

Enclosures